LONG-TERM INVESTMENTS - Movement of equity investment accounted for using the equity method (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
LONG-TERM INVESTMENTS
Opening balance	$ 4,216,222
Investment in Guangzhou Shanxingzhe Technology Investment LLP ("Shanxingzhe")		$ 4,236,750
Share of equity loss	(48,047)	(9,214)
Foreign exchange adjustments	(96,718)	(11,314)
Ending balance	$ 4,071,458	$ 4,216,222